Federated Hermes SDG Engagement High Yield Credit Fund Average Annual Total Returns - Class A and C Shares [Member]		12 Months Ended	60 Months Ended	63 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.69%)	(1.96%)	(1.79%)
ICE BofA Global High Yield Constrained USD Hedged Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.24%	3.71%	4.07%
Lipper Global High Yield Funds Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.89%	3.27%	3.61%
A
Prospectus [Line Items]
Average Annual Return, Percent		2.60%	2.35%	2.97%
Performance Inception Date				Sep. 26, 2019
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.56%	0.65%	1.27%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.50%	1.10%	1.58%
C
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	3.29%	3.88%
Performance Inception Date				Sep. 26, 2019

[1]	The Bloomberg Global Aggregate Index is a measure of global investment-grade debt from twenty-eight local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
[2]	The ICE BofA Global High Yield Constrained USD Hedged Index contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%.
[3]	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category indicated. They do not reflect sales charges.